Other Income, Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Equity component of AFUDC	$ 64	$ 74
Interest income	15	14
Entity Information [Line Items]
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	1	11
Net foreign exchange gain	0	26
Other	(17)	9
Other income, net	60	116
Unrealized foreign exchange gain		21
BEL
Entity Information [Line Items]
Equity (loss) income - BEL	$ (1)	$ 4